Business Combinations, Goodwill and Acquired Intangible Assets - Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Goodwill [Line Items]
Gross	$ 882		$ 726
Accumulated Impairments and Other Adjustments	(181)		(181)
Net	701		545
FFELP Loans Segment [Member]
Goodwill [Line Items]
Gross	194		194
Accumulated Impairments and Other Adjustments	(4)		(4)
Net	190		190
Private Education Loans Segment [Member]
Goodwill [Line Items]
Gross	234		147
Accumulated Impairments and Other Adjustments	(41)		(41)
Net	193		106
Private Education Loans Segment [Member] | Private Education Loans [Member]
Goodwill [Line Items]
Gross	147		147
Accumulated Impairments and Other Adjustments	(41)		(41)
Net	106		106
Business Services Segment [Member]
Goodwill [Line Items]
Gross	454		385
Accumulated Impairments and Other Adjustments	(136)		(136)
Net	318		249
Business Services Segment [Member] | Servicing [Member]
Goodwill [Line Items]
Gross	50		50
Net	50		50
Earnest [Member]
Goodwill [Line Items]
Net		$ 87
Earnest [Member] | Private Education Loans Segment [Member]
Goodwill [Line Items]
Gross	87
Net	87
Asset Recovery - Contingency [Member] | Business Services Segment [Member]
Goodwill [Line Items]
Gross	136		136
Accumulated Impairments and Other Adjustments	(136)		(136)
Asset Recovery - Gila [Member] | Business Services Segment [Member]
Goodwill [Line Items]
Gross	160		97
Net	160		97
Asset Recovery - Xtend Healthcare [Member] | Business Services Segment [Member]
Goodwill [Line Items]
Gross	108		102
Net	$ 108		$ 102